Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business and country (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Average number of employees	14,809	15,405	16,823
UK
Disclosure of operating segments [line items]
Average number of employees	2,611	2,635	3,145
France
Disclosure of operating segments [line items]
Average number of employees	6,732	7,163	7,713
Germany
Disclosure of operating segments [line items]
Average number of employees	2,458	2,579	2,732
Others
Disclosure of operating segments [line items]
Average number of employees	3,008	3,028	3,233
MSS
Disclosure of operating segments [line items]
Average number of employees	3,954	3,722	4,322
GB
Disclosure of operating segments [line items]
Average number of employees	2,125	2,155	2,458
GBM Other
Disclosure of operating segments [line items]
Average number of employees	27	81	140
CMB
Disclosure of operating segments [line items]
Average number of employees	2,536	2,748	3,023
WPB
Disclosure of operating segments [line items]
Average number of employees	6,119	6,484	6,709
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	48	215	171